Credit Risk Mitigation Position (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Credit Risk Mitigation Position [Abstract]
Schedule of Credit Risk Mitigation Position
	December 31, 2023	December 31, 2024
	RMB	RMB
Balance at the beginning of the year	1,354,653,070	1,589,183,564
Increase during the year	767,794,395	713,133,747
Decrease during the year	(533,263,901)	(931,643,232)
Balance at the end of the year	1,589,183,564	1,370,674,079